ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Payroll payables	$369,880	$553,448
Professional fee and others	1,113,101	898,777
Accrued expenses and other current liabilities	$1,482,981	$1,452,225

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)